Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 USD ($) Plans	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Accrued customer rebates included in Accrued liabilities			$ 49,200	$ 65,300
Prepaid customer rebates included in Other current assets and Other assets			$ 40,700	47,900
Number of share-based compensation plans | Plans			2
Outstanding checks			$ 35,600	34,300
Allowance for doubtful accounts			17,102	18,196
Receivables related to supplier allowances included Accounts receivable			$ 90,800	$ 86,900
Percentage inventory valued under LIFO			98.00%	98.30%
Higher inventory if FIFO applied entirely			$ 159,300	$ 147,900
Effect of LIFO inventory liquidation on income			1,700	800	$ 1,100
LIFO expense related to inflation increase in cost of sales			13,100	2,400	7,800
Increase in cost of sales due to LIFO accounting method			11,400	1,600	6,700
Capitalized software amortization			9,000	8,800	8,500
Goodwill			13,153	297,906
Intangible assets, net			73,400	83,700
Net periodic pension cost			4,200	5,100	$ 5,400
Pension settlement charge				$ 12,510
Tax cuts and jobs act of 2017 recognized provision amount			1,900
Accumulated deferred foreign income net of reduced foreign tax credits and tax liabilities			$ 31,500
Federal statutory income tax rate			35.00%	35.00%	35.00%
Tax cuts and jobs act of 2017 incomplete accounting change in tax rate, provisional income tax expense (benefit)			$ 700
Loss from foreign currency translation	[1]		2,506	$ 1,427	$ (9,075)
Incremental tax expense			1,300
Pension expense reclassified from operating expense			$ 2,894	16,218	3,941
Mexican Subsidiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Loss from foreign currency translation					(11,100)
Scenario, Forecast [Member]
Summary Of Significant Accounting Policies [Line Items]
Federal statutory income tax rate		21.00%
Interest Rate Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Maturity Date			Dec. 31, 2022
Percentage of variable rate debt fixed with issuance			28.00%
Derivative issuance amount			$ 100,000
Pension Plans [Member]
Summary Of Significant Accounting Policies [Line Items]
Net periodic pension cost				17,600
Pension settlement charge				12,500
Pension Plans [Member] | ASU 2017-07 [Member]
Summary Of Significant Accounting Policies [Line Items]
Pension settlement charge				12,510
Pension expense reclassified from operating expense			$ 2,894	$ 16,218	$ 3,941
Minimum [Member] | Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			2 years
Maximum [Member] | Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			10 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			40 years
Maximum [Member] | Capitalized Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			10 years

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.